Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2016
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.33%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Over the shorter of the term of the lease or the life of the assets